Loans to Customers - Schedule of Gross Carrying Amount and Related Allowance for Impairment Losses on Loans to Customers by Stage (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loans to customers [line items]
Gross loans to customers	₸ 7,543,926	₸ 6,042,443
Allowance for impairment losses	(371,764)	(295,843)
Carrying amount	7,172,162	5,746,600
POCI
Disclosure of loans to customers [line items]
Gross loans to customers	19,881	23,136
Allowance for impairment losses	(1,483)	(2,185)
Carrying amount	18,398	20,951
Stage 1 - 12-month ECL
Disclosure of loans to customers [line items]
Gross loans to customers	6,691,163	5,447,804
Allowance for impairment losses	(74,162)	(77,521)
Carrying amount	6,617,001	5,370,283
Stage 2 - Lifetime ECL
Disclosure of loans to customers [line items]
Gross loans to customers	129,800	86,251
Allowance for impairment losses	(26,061)	(22,378)
Carrying amount	103,739	63,873
Stage 3 - Lifetime ECL
Disclosure of loans to customers [line items]
Gross loans to customers	703,082	485,252
Allowance for impairment losses	(270,058)	(193,759)
Carrying amount	₸ 433,024	₸ 291,493